RISK MANAGEMENT - Minimum regulatory capital requirements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 23,744	$ 23,744
Other comprehensive income	(243,983)	(544,219)
Net income for the period	8,163,434	7,731,773
Non-controlling interests	$ 15,711,661	14,737,744
Deductions:
Leverage ratio	3.00%
Banco de Bogota S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,553	3,553
Reserves and retained earnings	14,980,050	14,635,826
Other comprehensive income	246,238	8,114
Net income for the period	1,128,549	1,024,884
Deductions:
Goodwill and other intangibles	(1,388,211)	(1,220,146)
Deferred tax assets	(783,110)	(815,194)
CET1	14,187,069	13,637,037
Tier I	14,187,069	13,637,037
Subordinated instruments	2,459,094	2,573,696
Plus/minus others	134,586	160,637
Tier II capital	2,593,680	2,734,333
Technical capital	16,780,749	16,371,370
Risk-weighted assets	81,152,551	76,811,668
Market risk	153,522	491,571
Market risk exposure	1,705,799	5,461,900
Operational Risk	565,377	521,135
Operational risk exposure	6,281,962	5,790,384
Risk-weighted assets including regulatory market risk and operational risk	$ 89,140,312	$ 88,063,952
CET1 solvency ratio	15.92%	15.49%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	15.92%	15.49%
Tier II solvency ratio	2.91%	3.10%
Total solvency ratio	18.83%	18.59%
Capital measure	$ 14,187,069	$ 13,637,037
Exposure measure	$ 129,644,773	$ 120,114,582
Leverage ratio	10.94%	11.35%
Banco de Bogota S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,553	$ 3,553
Reserves and retained earnings	15,426,827	14,988,657
Other comprehensive income	244,407	(122,944)
Net income for the period	1,090,178	954,173
Deductions:
Goodwill and other intangibles	(1,709,972)	(1,504,225)
Deferred tax assets	(672,462)	(672,813)
Other	(1,431)	(1,431)
CET1	14,381,100	13,644,970
Tier I	14,381,100	13,644,970
Subordinated instruments	2,459,094	2,573,696
Tier II capital	2,459,094	2,573,696
Technical capital	16,840,194	16,218,666
Risk-weighted assets	97,961,017	91,625,712
Market risk	318,203	639,228
Market risk exposure	3,535,594	7,102,531
Operational Risk	664,410	612,546
Operational risk exposure	7,382,337	6,806,068
Risk-weighted assets including regulatory market risk and operational risk	$ 108,878,948	$ 105,534,311
CET1 solvency ratio	13.21%	12.93%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	13.21%	12.93%
Tier II solvency ratio	2.26%	2.44%
Total solvency ratio	15.47%	15.37%
Capital measure	$ 14,381,099	$ 13,644,969
Exposure measure	$ 154,516,917	$ 141,766,918
Leverage ratio	9.31%	9.62%
Banco de Occidente S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	4,996,740	4,782,349
Other comprehensive income	53,594	28,731
Net income for the period	494,992	430,603
Deductions:
Goodwill and other intangibles	(693,741)	(643,350)
Deferred tax assets	(233,646)	(251,878)
Other	(2,743)	(2,867)
CET1	4,619,873	4,348,265
Tier I	4,619,873	4,348,265
Subordinated instruments	1,357,700	649,305
Plus/minus others	30,716	26,190
Tier II capital	1,388,416	675,495
Technical capital	6,008,289	5,023,760
Risk-weighted assets	40,395,605	38,073,928
Market risk	339,369	184,778
Market risk exposure	3,770,764	2,053,092
Operational Risk	282,931	235,639
Operational risk exposure	3,143,676	2,618,213
Risk-weighted assets including regulatory market risk and operational risk	$ 47,310,045	$ 42,745,233
CET1 solvency ratio	9.77%	10.17%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	9.77%	10.17%
Tier II solvency ratio	2.93%	1.58%
Total solvency ratio	12.70%	11.75%
Capital measure	$ 4,619,873	$ 4,348,265
Exposure measure	$ 75,193,855	$ 65,855,871
Leverage ratio	6.14%	6.60%
Banco de Occidente S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	5,253,452	4,996,111
Other comprehensive income	209,136	176,033
Net income for the period	473,554	473,554
Non-controlling interests	16,902	11,843
Deductions:
Goodwill and other intangibles	(651,630)	(594,581)
Other	(2,743)	(2,867)
CET1	5,303,348	5,064,770
Tier I	5,303,348	5,064,770
Subordinated instruments	1,357,700	649,305
Tier II capital	1,357,700	649,305
Technical capital	6,661,048	5,714,075
Risk-weighted assets	44,446,464	41,324,390
Market risk	381,971	218,356
Market risk exposure	4,244,121	2,426,174
Operational Risk	283,565	236,239
Operational risk exposure	3,150,726	2,624,877
Risk-weighted assets including regulatory market risk and operational risk	$ 51,841,311	$ 46,375,441
CET1 solvency ratio	10.23%	10.92%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.23%	10.92%
Tier II solvency ratio	2.62%	1.40%
Total solvency ratio	12.85%	12.32%
Capital measure	$ 5,303,348	$ 5,064,770
Exposure measure	$ 81,253,921	$ 70,759,147
Leverage ratio	6.53%	7.16%
Banco Popular S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 77,253	$ 77,253
Reserves and retained earnings	2,496,783	2,839,567
Other comprehensive income	82,992	79,481
Net income for the period	(226,699)	(347,409)
Deductions:
Goodwill and other intangibles	(390,836)	(361,170)
Other	(94,690)	(87,539)
CET1	1,944,803	2,200,183
Tier I	1,944,803	2,200,183
Subordinated instruments	319,316	327,018
Plus/minus others	15,349	20,775
Tier II capital	334,665	347,793
Technical capital	2,279,468	2,547,976
Risk-weighted assets	17,069,637	16,670,146
Market risk	16,967	83,118
Market risk exposure	188,523	923,539
Operational Risk	144,415	136,419
Operational risk exposure	1,604,616	1,515,762
Risk-weighted assets including regulatory market risk and operational risk	$ 18,862,776	$ 19,109,447
CET1 solvency ratio	10.31%	11.51%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.31%	11.51%
Tier II solvency ratio	1.77%	1.82%
Total solvency ratio	12.08%	13.33%
Capital measure	$ 1,944,803	$ 2,200,184
Exposure measure	$ 29,036,941	$ 29,393,566
Leverage ratio	6.70%	7.49%
Banco Popular S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 77,253	$ 77,253
Reserves and retained earnings	2,546,400	2,981,939
Other comprehensive income	251,899	222,322
Net income for the period	(314,876)	(402,676)
Non-controlling interests	6,866,755	6,794,087
Deductions:
Goodwill and other intangibles	(460,169)	(446,032)
Other	(94,690)	(89,253)
CET1	8,872,572	9,137,640
Tier I	8,872,572	9,137,640
Subordinated instruments	69,316	77,018
Tier II capital	69,316	77,018
Other deductions from technical capital	(41,551)	(36,876)
Technical capital	8,900,337	9,177,782
Risk-weighted assets	37,339,994	36,166,365
Market risk	291,145	336,718
Market risk exposure	3,234,940	3,741,309
Operational Risk	414,441	462,427
Operational risk exposure	4,604,901	5,138,073
Risk-weighted assets including regulatory market risk and operational risk	$ 45,179,835	$ 45,045,747
CET1 solvency ratio	19.64%	20.29%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	19.64%	20.29%
Tier II solvency ratio	0.15%	0.17%
Total solvency ratio	19.70%	20.37%
Capital measure	$ 8,872,572	$ 9,137,641
Exposure measure	$ 55,602,943	$ 56,066,107
Leverage ratio	15.96%	16.30%
Banco Comercial AV Villas S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 22,297	$ 22,297
Reserves and retained earnings	1,545,974	1,658,248
Other comprehensive income	123,694	57,285
Net income for the period	(116,277)	(117,126)
Deductions:
Goodwill and other intangibles	(194,924)	(159,586)
Deferred tax assets	(10,420)	(10,239)
Other	(116,928)	(123,976)
CET1	1,253,416	1,326,903
Other	176	176
AT1	176	176
Tier I	1,253,592	1,327,079
Subordinated instruments	150,000
Plus/minus others	31,568	24,471
Tier II capital	181,568	24,471
Technical capital	1,435,160	1,351,550
Risk-weighted assets	10,473,834	10,054,415
Market risk	22,567	47,003
Market risk exposure	250,741	522,254
Operational Risk	102,999	95,732
Operational risk exposure	1,144,438	1,063,689
Risk-weighted assets including regulatory market risk and operational risk	$ 11,869,013	$ 11,640,358
CET1 solvency ratio	10.56%	11.40%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.56%	11.40%
Tier II solvency ratio	1.53%	0.21%
Total solvency ratio	12.09%	11.61%
Capital measure	$ 1,253,592	$ 1,327,079
Exposure measure	$ 19,170,558	$ 18,873,410
Leverage ratio	6.54%	7.03%
Corporacion Financiera Colombiana S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,464	$ 3,464
Reserves and retained earnings	12,016,888	11,233,257
Other comprehensive income	(12,237)	(76,643)
Net income for the period	327,654	808,982
Deductions:
Goodwill and other intangibles	(104,519)	(99,130)
Other	(1,512)	(1,480)
CET1	12,229,738	11,868,450
Other	192	192
AT1	192	192
Tier I	12,229,930	11,868,642
Other deductions from technical capital	(41,551)	(36,876)
Technical capital	12,188,379	11,831,766
Risk-weighted assets	20,630,956	19,894,398
Market risk	320,096	235,605
Market risk exposure	3,556,617	2,617,835
Operational Risk	271,948	290,604
Operational risk exposure	3,021,644	3,228,933
Risk-weighted assets including regulatory market risk and operational risk	$ 27,209,217	$ 25,741,166
CET1 solvency ratio	44.95%	46.11%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	44.95%	46.11%
Tier II solvency ratio	0.00%	0.00%
Total solvency ratio	44.80%	45.96%
Capital measure	$ 12,229,930	$ 11,868,643
Exposure measure	$ 27,239,441	$ 27,068,698
Leverage ratio	44.90%	43.85%
Corporacion Financiera Colombiana S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital		$ 3,464
Reserves and retained earnings		10,829,636
Other comprehensive income		366,032
Net income for the period		886,012
Non-controlling interests		1,380
Deductions:
Goodwill and other intangibles		(78,011)
Other		(5,964)
CET1		12,002,549
Other		192
AT1		192
Tier I		12,002,741
Other deductions from technical capital		(36,876)
Technical capital		11,965,865
Risk-weighted assets		20,189,704
Market risk		240,068
Market risk exposure		2,667,427
Operational Risk		298,733
Operational risk exposure		3,319,258
Risk-weighted assets including regulatory market risk and operational risk		$ 26,176,389
CET1 solvency ratio	0.00%	45.85%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	0.00%	45.85%
Tier II solvency ratio	0.00%	0.00%
Total solvency ratio	0.00%	45.71%
Capital measure		$ 12,002,741
Exposure measure		$ 27,699,079
Leverage ratio	0.00%	43.33%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 109,211	$ 109,211
Reserves and retained earnings	2,543,792	2,265,587
Other comprehensive income	(19,698)
Net income for the period	652,600
Deductions:
Goodwill and other intangibles	(381,208)
Deferred tax assets	(25,646)
Other	(53,826)	(50,626)
Tier I	2,825,225	2,324,172
Unrealized gains/losses on securities available for sale		(8,474)
Tier II capital		(8,474)
Value of the stabilization reserve	(2,269,084)	(1,911,568)
Technical capital	556,141	404,130
Risk-weighted assets	671,894	886,689
Market risk	3,832	10,927
Market risk exposure	42,577	121,408
Operational Risk	121,454	122,398
Operational risk exposure	1,349,490	1,359,975
Risk-weighted assets including regulatory market risk and operational risk	$ 2,063,961	$ 2,368,072
Total solvency ratio	26.95%	17.07%